Borrowings - Additional Information (Details) - USD ($)							12 Months Ended
	Oct. 01, 2021	Aug. 06, 2021	May 17, 2021	Nov. 17, 2020	Apr. 30, 2020	Feb. 05, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal amount								$ 617,789,000
Proceeds from issue of notes								1,240,400,000
Debt issuance costs								9,600,000
Carrying value of noncurrent borrowings							$ 515,804,000	617,789,000	[1]
Derivative financial liabilities							21,118,000	17,427,000
Fair value gain (loss) on remeasurement							$ 1,638,800,000	$ (2,354,700,000)
Decrease in fair value of conversion options							$ 33.43	$ 63.81
February 2020 Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of shares issued on conversion	6,122,250	7,013,405	3,190,345
Principal amount of conversion of notes	$ 75,000,000.0	$ 85,900,000	$ 39,100,000
Gain or loss on recognized on conversion of shares	0	0	0
Carrying value of noncurrent borrowings	55,200,000	63,100,000	28,400,000
Fair value of non-current derivative financial liabilities	152,800,000	241,600,000	90,600,000
Increase to share capital	200,000	300,000	100,000
Increase to share premium	$ 207,700,000	$ 304,400,000	$ 118,900,000
April 2020 Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal amount					$ 400,000,000.0		$ 400,000,000.0	$ 400,000,000.0
Private Placement of Convertible Notes | February 2020 Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal amount						$ 250,000,000.0
Interest rate of notes						5.00%
Maturity date of notes						December 31, 2025
Unsecured notes, frequency of payment terms							quarterly
Principal amount of initial conversion of notes						$ 1,000
Notes initially convertible into shares of common stock						81.63
Initial conversion price						$ 12.25
Percentage of premium on repurchase on change of control						50.00%
Notes repurchase description							If a change of control (as defined in the indenture) occurs prior to the applicable maturity date, holders of the February 2020 Notes, as applicable, may require the Group to repurchase all of their notes for cash at a 50% premium and any unpaid interest, or an equity equivalent based on a pre-set make whole calculation based on the prevailing share price at the time.
Redemption price percentage of notes by issuer								165.00%
Notes redemption description							The Group may redeem the February 2020 Notes, in whole, at any time on or after February 5, 2024 at a price equal to 165% of the principal amount of the February 2020 Notes to be repurchased, plus accrued and unpaid interest to, but excluding, the repurchase date.
Derivative financial liabilities						$ 81,900,000
Effective interest rate						13.20%
Private Placement of Convertible Notes | February 2020 Notes | Derivative Financial Liability
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt issuance costs						$ 800,000
Private Placement of Convertible Notes | February 2020 Notes | Debt Issuance Costs Amortized to Finance Costs
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt issuance costs						$ 1,700,000
Private Placement of Convertible Notes | April 2020 Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal amount					$ 400,000,000.0
Interest rate of notes					3.75%
Maturity date of notes					May 1, 2027
Unsecured notes, frequency of payment terms							bi-annually
Principal amount of initial conversion of notes					$ 1,000
Notes initially convertible into shares of common stock					61.99
Initial conversion price					$ 16.13
Redemption price percentage of notes by issuer					130.00%
Notes redemption description							The Group may redeem the April 2020 Notes, in whole, at any time on or after May 6, 2024, only if the share price is 130% of the note conversion price for thirty consecutive trading days prior, in addition to the principal being subject to “make-whole” conversion rate adjustments. If the Group experiences a fundamental change triggering event (as defined in the Indenture), the Group might be required by the holders of the April 2020 Notes to repurchase their notes at a cash repurchase price equal to the principal amount of the April 2020 Notes to be repurchased, plus accrued and unpaid interest, if any, up to, but excluding, the fundamental change repurchase date.
Derivative financial liabilities					$ 113,500,000
Effective interest rate					9.70%
Private Placement of Convertible Notes | April 2020 Notes | Derivative Financial Liability
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt issuance costs					$ 3,000,000.0
Private Placement of Convertible Notes | April 2020 Notes | Debt Issuance Costs Amortized to Finance Costs
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt issuance costs					$ 7,600,000
Alibaba Group and Richemont of Convertible Notes | November 2020 Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal amount				$ 600,000,000.0			$ 600,000,000.0	$ 600,000,000.0
Interest rate of notes				0.00%
Maturity date of notes				November 15, 2030
Principal amount of initial conversion of notes				$ 1,000
Notes initially convertible into shares of common stock				30.97
Initial conversion price				$ 32.29
Redemption price percentage of notes by issuer				100.00%
Notes redemption description							Alibaba and Richemont may require the Group to repurchase all or part of their respective November 2020 Notes on June 30, 2026 at a repurchase price equal to 100% of the principal amount of the Notes to be repurchased, plus accrued and unpaid special interest, if any, up to, but excluding, such repurchase date.
Derivative financial liabilities				$ 446,000,000.0
Effective interest rate				14.90%
Description of terms and conditions of notes redemption							The Group will not be able to redeem the November 2020 Notes prior to November 15, 2023, except in the event of certain tax law changes. On or after November 15, 2023, the Group may redeem, for cash, all or part of the relevant November 2020 Notes if the last reported sale price of its Class A ordinary shares has been at least 130% (or 200%, if over 5% of the relevant November 2020 Notes are held at the time by Alibaba or Richemont) of the conversion price then in effect for at least twenty trading days (whether or not consecutive) during any thirty consecutive trading day period (including the last trading day of such period) ending on, and including, the trading day immediately preceding the date on which the Group provides notice of the redemption, at a redemption price equal to 100% of the principal amount of the November 2020 Notes to be redeemed, plus accrued and unpaid special interest, if any, up to, but excluding, the redemption date.
Alibaba Group and Richemont of Convertible Notes | November 2020 Notes | Derivative Financial Liability
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt issuance costs				$ 12,200,000
Alibaba Group and Richemont of Convertible Notes | November 2020 Notes | Debt Issuance Costs Amortized to Finance Costs
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt issuance costs				$ 4,200,000

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.